Risk Management - Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of external credit grades [Line Items]
Credit exposure	$ 400,369	$ 362,627
Mortgages [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	50,207	49,376
Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	40,756	37,979
Policy loans [member]
Disclosure of external credit grades [Line Items]
Credit exposure	6,398	6,471
Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	1,976	1,740
Derivative Assets [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	27,793	19,449
Accrued investment income [member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,523	2,416
Reinsurance assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	45,836	41,446
Other financial assets [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	6,156	5,628
FVTPL [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	183,061	166,307
AFS [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	$ 35,663	$ 31,815